Investment in Affiliates	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Equity Method Investments and Joint Ventures [Abstract]
Investment in Affiliates
Investment in Affiliates

Segment results include the Company’s proportionate share of income from affiliates, which consist of unconsolidated investments accounted for under the equity method of accounting. The most significant of these affiliates are related to the Company’s merchant bank alliance programs.

As of June 30, 2015, the Company has an unconsolidated significant subsidiary that is not required to be consolidated, but represents more than 20% of the Company’s pretax loss. This affiliate became significant during the second quarter of 2014 and its summarized financial information is presented below for the periods indicated:

	Three months ended June 30,		Six months ended June 30,
(in millions)	2015	2014	2015	2014
Net operating revenues	$229	$205	$440	$397
Operating expenses	95	87	184	169
Operating income	$134	$118	$256	$228
Net income	$134	$118	$256	$229
FDC equity earnings	43	37	81	72

Investment in Affiliates

Segment results include the Company’s proportionate share of income from affiliates, which consist of unconsolidated investments accounted for under the equity method of accounting. The most significant of these affiliates are related to the Company’s merchant bank alliance program.

A merchant alliance, as it pertains to investments accounted for under the equity method, is an agreement between FDC and a financial institution that combines the processing capabilities and management expertise of the Company with the visibility and distribution channel of the bank. The alliance acquires credit and debit card transactions from merchants. The Company provides processing and other services to the alliance and charges fees to the alliance primarily based on contractual pricing. These fees have been separately identified on the face of the consolidated statements of operations.

As of December 31, 2014, there were eight affiliates accounted for under the equity method of accounting, comprised of five merchant alliances and three strategic investments in companies in related markets.

The Wells Fargo alliance meets the Significant Subsidiary test provided in Regulations S-X Rule 1-02 (w) in that the Company's equity earnings of this alliance exceeded 20% of the Company's consolidated income from continuing operations before income taxes.

A summary of financial information for the merchant alliances and other affiliates accounted for under the equity method of accounting is presented below.

	As of December 31,
(in millions)	2014	2013
Total current assets	$2,812	$2,733
Total long-term assets	53	511
Total assets	$2,865	$3,244

Total current liabilities	$2,742	$2,687
Total long-term liabilities	17	218
Total liabilities	$2,759	$2,905

The primary components of assets and liabilities are settlement-related accounts similar to those described in Note 4 "Settlement Assets and Obligations" of these consolidated financial statements.

	Year ended December 31,
(in millions)	2014	2013	2012
Net operating revenues	$1,357	$1,369	$1,278
Operating expenses	638	675	630
Operating income	$719	$694	$648
Net income	$696	$664	$639
FDC equity earnings	220	188	158

The formation of a merchant alliance accounted for under the equity method of accounting generally involves the Company and/or a financial institution contributing merchant contracts to the alliance and a cash payment from one owner to the other to achieve the desired ownership percentages. The asset amounts reflected above are owned by the alliances and other equity method investees and do not include any of such payments made by the Company. The amount by which the total of the Company’s investments in affiliates exceeded its proportionate share of the investees’ net assets was approximately $1.1 billion and $1.2 billion as of December 31, 2014 and 2013, respectively.

The non-goodwill portion of this amount is considered an identifiable intangible asset that is amortized. The estimated future amortization expense for these intangible assets as of December 31, 2014 is as follows:

Year ended December 31, (in millions)	Amount
2015	$57
2016	51
2017	47
2018	29
2019	5
Thereafter	—

These amounts assume that these alliances continue as they currently exist. Much of the difference between FDC’s proportionate share of the investees’ net income and FDC’s equity earnings noted above relates to this amortization.